Miscellaneous Payables and Other Non-Current Liabilities - Schedule of Miscellaneous Payables and Other Non-Current Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Miscellaneous current liabilities [abstract]
Payables to social security agencies	€ 238	€ 116
Capital grants	391	371
Deferred income	988	1,033
Income tax payables	45	66
Other	16	21
Total	€ 1,678	€ 1,607